Cover Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Fidelity National Financial, Inc.
Entity File Number	001-32630
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	16-1725106
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	904
Local Phone Number	854-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	FNF Common Stock, $0.0001 par value
Trading Symbol	FNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001331875
Amendment Flag	false